First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments
August 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 83.8%
	Aerospace & Defense – 0.5%
$158,000	Booz Allen Hamilton, Inc. (a) (b)	3.88%	09/01/28	$140,802
491,000	Science Applications International Corp. (a) (b)	4.88%	04/01/28	454,825
2,598,000	TransDigm, Inc. (a) (b)	6.25%	03/15/26	2,555,717
				3,151,344
	Apparel Retail – 0.7%
4,040,000	Nordstrom, Inc. (b)	4.00%	03/15/27	3,541,469
1,146,000	Nordstrom, Inc. (b)	4.38%	04/01/30	884,878
				4,426,347
	Application Software – 1.3%
3,000,000	Condor Merger Sub, Inc. (a) (b)	7.38%	02/15/30	2,508,450
651,000	Go Daddy Operating Co., LLC/GD Finance Co., Inc. (a) (b)	5.25%	12/01/27	612,813
513,000	Go Daddy Operating Co., LLC/GD Finance Co., Inc. (a) (b)	3.50%	03/01/29	435,034
5,755,000	GoTo Group, Inc. (a) (b)	5.50%	08/31/27	4,190,876
				7,747,173
	Automobile Manufacturers – 0.7%
3,369,000	Ford Motor Co. (b)	9.63%	04/22/30	3,945,340
333,000	Penske Automotive Group, Inc. (b)	3.50%	09/01/25	313,146
				4,258,486
	Automotive Retail – 0.0%
83,000	Group 1 Automotive, Inc. (a) (b)	4.00%	08/15/28	71,048
162,000	IAA, Inc. (a) (b)	5.50%	06/15/27	152,995
				224,043
	Broadcasting – 12.8%
9,524,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (a)	6.63%	08/15/27	892,970
5,708,000	Gray Television, Inc. (a) (b)	5.88%	07/15/26	5,517,296
8,201,000	Gray Television, Inc. (a) (b)	7.00%	05/15/27	8,099,390
3,409,000	Gray Television, Inc. (a) (b)	4.75%	10/15/30	2,809,016
13,053,000	iHeartCommunications, Inc. (b)	8.38%	05/01/27	11,470,715
177,000	iHeartCommunications, Inc. (a) (b)	5.25%	08/15/27	159,098
22,177,000	Nexstar Media, Inc. (a) (b)	5.63%	07/15/27	21,143,108
3,150,000	Nexstar Media, Inc. (a) (b)	4.75%	11/01/28	2,854,640
611,000	Scripps Escrow II, Inc. (a) (b)	3.88%	01/15/29	518,874
17,974,000	Sinclair Television Group, Inc. (a) (b)	5.13%	02/15/27	15,438,048
4,245,000	Sirius XM Radio, Inc. (a) (b)	3.13%	09/01/26	3,786,031
343,000	Sirius XM Radio, Inc. (a) (b)	5.50%	07/01/29	321,108
2,231,000	Univision Communications, Inc. (a) (b)	5.13%	02/15/25	2,157,823
2,027,000	Univision Communications, Inc. (a) (b)	6.63%	06/01/27	1,958,660
				77,126,777
	Building Products – 0.2%
574,000	Standard Industries, Inc. (a) (b)	4.75%	01/15/28	502,806
858,000	Standard Industries, Inc. (a) (b)	4.38%	07/15/30	688,009
				1,190,815
	Cable & Satellite – 8.3%
2,262,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (a) (b)	5.00%	02/01/28	2,075,583
9,088,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (a) (b)	5.38%	06/01/29	8,312,793
4,567,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (a) (b)	6.38%	09/01/29	4,426,565
9,913,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (a) (b)	4.75%	03/01/30	8,532,020
3,993,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (a) (b)	4.50%	08/15/30	3,362,905

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Cable & Satellite (Continued)
$1,155,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (a) (b)	4.25%	02/01/31	$943,866
2,370,000	CSC Holdings, LLC (a) (b)	7.50%	04/01/28	2,110,781
19,531,000	CSC Holdings, LLC (a) (b)	5.75%	01/15/30	15,149,513
3,000,000	CSC Holdings, LLC (a) (b)	4.63%	12/01/30	2,187,765
250,000	CSC Holdings, LLC (a) (b)	3.38%	02/15/31	187,682
143,000	Directv Financing, LLC/Directv Financing Co-Obligor, Inc. (a) (b)	5.88%	08/15/27	132,115
1,149,000	Radiate HoldCo, LLC/Radiate Finance, Inc. (a) (b)	4.50%	09/15/26	992,449
2,284,000	Radiate HoldCo, LLC/Radiate Finance, Inc. (a) (b)	6.50%	09/15/28	1,705,029
				50,119,066
	Casinos & Gaming – 4.1%
1,438,000	Boyd Gaming Corp. (a) (b)	4.75%	06/15/31	1,253,577
1,999,000	Caesars Entertainment, Inc. (a) (b)	4.63%	10/15/29	1,616,681
71,000	CDI Escrow Issuer, Inc. (a) (b)	5.75%	04/01/30	65,866
13,774,000	Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. (a) (b)	6.75%	01/15/30	11,256,113
170,000	MGM Resorts International (b)	6.75%	05/01/25	170,116
582,000	MGM Resorts International (b)	5.75%	06/15/25	565,500
284,000	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. (a) (b)	6.63%	03/01/30	252,818
2,694,000	Station Casinos, LLC (a) (b)	4.50%	02/15/28	2,324,619
7,417,000	VICI Properties L.P./VICI Note Co., Inc. (a) (b)	4.25%	12/01/26	6,947,281
				24,452,571
	Communications Equipment – 2.0%
13,190,000	CommScope Technologies, LLC (a) (b)	6.00%	06/15/25	11,986,808
	Construction & Engineering – 0.8%
5,605,000	Pike Corp. (a) (b)	5.50%	09/01/28	4,641,988
	Construction Materials – 0.8%
74,000	GYP Holdings III Corp. (a) (b)	4.63%	05/01/29	62,907
5,167,000	Summit Materials, LLC/Summit Materials Finance Corp. (a) (b)	5.25%	01/15/29	4,656,841
				4,719,748
	Consumer Finance – 0.5%
214,000	Black Knight InfoServ, LLC (a) (b)	3.63%	09/01/28	187,785
3,056,000	FirstCash, Inc. (a) (b)	4.63%	09/01/28	2,650,205
				2,837,990
	Electric Utilities – 3.2%
13,275,000	PG&E Corp. (b)	5.00%	07/01/28	11,798,886
8,923,000	PG&E Corp. (b)	5.25%	07/01/30	7,729,058
				19,527,944
	Electrical Components & Equipment – 0.0%
333,000	Sensata Technologies, Inc. (a) (b)	3.75%	02/15/31	275,640
	Environmental & Facilities Services – 0.6%
2,559,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a) (b)	9.75%	07/15/27	2,311,985
1,975,000	Allied Universal Holdco, LLC/Allied Universal Finance Corp. (a) (b)	6.00%	06/01/29	1,473,621
				3,785,606

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Food Distributors – 0.1%
$603,000	US Foods, Inc. (a) (b)	4.75%	02/15/29	$538,171
	Food Retail – 0.2%
954,000	Safeway, Inc. (b)	7.25%	02/01/31	940,157
	Health Care Distributors – 0.1%
579,000	AdaptHealth, LLC (a) (b)	6.13%	08/01/28	534,452
	Health Care Equipment – 0.2%
652,000	Baxter International, Inc. (b)	1.32%	11/29/24	615,736
565,000	Embecta Corp. (a) (b)	5.00%	02/15/30	496,556
				1,112,292
	Health Care Facilities – 5.9%
1,510,000	Acadia Healthcare Co., Inc. (a) (b)	5.00%	04/15/29	1,400,371
1,467,000	CHS/Community Health Systems, Inc. (a) (b)	5.25%	05/15/30	1,113,108
1,000,000	Encompass Health Corp. (b)	4.75%	02/01/30	856,897
7,842,000	Select Medical Corp. (a) (b)	6.25%	08/15/26	7,511,460
302,000	Tenet Healthcare Corp. (a) (b)	4.88%	01/01/26	288,206
19,000,000	Tenet Healthcare Corp. (a) (b)	6.25%	02/01/27	18,344,500
1,358,000	Tenet Healthcare Corp. (a) (b)	5.13%	11/01/27	1,259,715
1,017,000	Tenet Healthcare Corp. (a) (b)	4.63%	06/15/28	925,857
4,007,000	Tenet Healthcare Corp. (a) (b)	6.13%	10/01/28	3,681,491
				35,381,605
	Health Care Services – 3.1%
8,712,000	DaVita, Inc. (a) (b)	4.63%	06/01/30	7,024,224
551,000	DaVita, Inc. (a) (b)	3.75%	02/15/31	406,390
10,403,000	Global Medical Response, Inc. (a) (b)	6.50%	10/01/25	9,300,334
282,000	ModivCare Escrow Issuer, Inc. (a) (b)	5.00%	10/01/29	245,054
1,978,000	Pediatrix Medical Group, Inc. (a) (b)	5.38%	02/15/30	1,688,312
				18,664,314
	Health Care Supplies – 2.1%
10,128,000	Medline Borrower L.P. (a) (b)	3.88%	04/01/29	8,596,140
4,833,000	Medline Borrower L.P. (a) (b)	5.25%	10/01/29	4,067,646
330,000	Owens & Minor, Inc. (a) (b)	4.50%	03/31/29	281,701
				12,945,487
	Health Care Technology – 3.1%
9,213,000	Change Healthcare Holdings, LLC/Change Healthcare Finance, Inc. (a) (b)	5.75%	03/01/25	9,103,642
397,000	HealthEquity, Inc. (a) (b)	4.50%	10/01/29	349,673
3,527,000	Minerva Merger Sub, Inc. (a) (b)	6.50%	02/15/30	2,998,867
6,150,000	Verscend Escrow Corp. (a) (b)	9.75%	08/15/26	6,219,495
				18,671,677
	Hotels, Resorts & Cruise Lines – 0.3%
294,000	Boyne USA, Inc. (a) (b)	4.75%	05/15/29	261,992
1,202,000	Midwest Gaming Borrower, LLC/Midwest Gaming Finance Corp. (a) (b)	4.88%	05/01/29	1,056,847
289,000	Wyndham Hotels & Resorts, Inc. (a) (b)	4.38%	08/15/28	258,860
575,000	XHR L.P. (a) (b)	4.88%	06/01/29	508,094
				2,085,793

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Household Products – 0.4%
$1,121,000	Energizer Holdings, Inc. (a) (b)	6.50%	12/31/27	$1,045,375
1,000,000	Energizer Holdings, Inc. (a) (b)	4.75%	06/15/28	833,290
650,000	Energizer Holdings, Inc. (a) (b)	4.38%	03/31/29	528,720
				2,407,385
	Independent Power Producers & Energy Traders – 0.7%
2,770,000	Calpine Corp. (a) (b)	5.13%	03/15/28	2,468,537
1,588,000	Vistra Operations Co., LLC (a) (b)	5.00%	07/31/27	1,479,857
				3,948,394
	Industrial Machinery – 1.0%
6,597,000	Gates Global, LLC/Gates Corp. (a) (b)	6.25%	01/15/26	6,260,025
	Insurance Brokers – 11.8%
17,071,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (a) (b)	6.75%	10/15/27	15,535,293
210,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (a) (b)	5.88%	11/01/29	180,912
19,532,000	AmWINS Group, Inc. (a) (b)	4.88%	06/30/29	17,025,198
10,980,000	AssuredPartners, Inc. (a) (b)	7.00%	08/15/25	10,650,600
13,689,000	AssuredPartners, Inc. (a) (b)	5.63%	01/15/29	11,397,069
2,092,000	BroadStreet Partners, Inc. (a) (b)	5.88%	04/15/29	1,728,140
1,211,000	GTCR AP Finance, Inc. (a) (b)	8.00%	05/15/27	1,175,089
9,408,000	HUB International Ltd. (a) (b)	7.00%	05/01/26	9,228,778
4,934,000	HUB International Ltd. (a) (b)	5.63%	12/01/29	4,322,118
				71,243,197
	Integrated Telecommunication Services – 1.2%
571,000	Frontier Communications Holdings, LLC (a) (b)	6.00%	01/15/30	471,509
122,000	Zayo Group Holdings, Inc. (a) (b)	4.00%	03/01/27	104,165
8,267,000	Zayo Group Holdings, Inc. (a) (b)	6.13%	03/01/28	6,442,556
				7,018,230
	Interactive Home Entertainment – 0.3%
1,899,000	Playtika Holding Corp. (a) (b)	4.25%	03/15/29	1,622,344
	Internet & Direct Marketing Retail – 1.2%
8,270,000	Cars.com, Inc. (a) (b)	6.38%	11/01/28	7,448,417
	Investment Banking & Brokerage – 0.1%
500,000	LPL Holdings, Inc. (a) (b)	4.63%	11/15/27	471,236
	IT Consulting & Other Services – 0.3%
2,000,000	Gartner, Inc. (a) (b)	4.50%	07/01/28	1,849,650
	Leisure Facilities – 0.0%
283,000	SeaWorld Parks & Entertainment, Inc. (a) (b)	5.25%	08/15/29	246,857
	Managed Health Care – 1.5%
2,832,000	MPH Acquisition Holdings, LLC (a) (b)	5.50%	09/01/28	2,418,882
8,284,000	MPH Acquisition Holdings, LLC (a) (b)	5.75%	11/01/28	6,601,747
				9,020,629
	Metal & Glass Containers – 1.6%
4,227,000	Ball Corp. (b)	2.88%	08/15/30	3,434,395
5,000,000	Berry Global, Inc. (a) (b)	5.63%	07/15/27	4,888,500

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Metal & Glass Containers (Continued)
$1,163,000	Owens-Brockway Glass Container, Inc. (a) (b)	5.38%	01/15/25	$1,083,378
				9,406,273
	Movies & Entertainment – 1.1%
4,380,000	Live Nation Entertainment, Inc. (a) (b)	5.63%	03/15/26	4,232,788
2,620,000	Live Nation Entertainment, Inc. (a) (b)	4.75%	10/15/27	2,388,563
				6,621,351
	Paper Packaging – 2.3%
12,280,000	Graham Packaging Co., Inc. (a) (b)	7.13%	08/15/28	10,562,028
3,153,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC (a) (b)	4.00%	10/15/27	2,756,526
566,000	Sealed Air Corp. (a) (b)	5.00%	04/15/29	538,713
				13,857,267
	Personal Products – 0.2%
1,389,000	Prestige Brands, Inc. (a) (b)	5.13%	01/15/28	1,283,110
	Pharmaceuticals – 0.1%
667,000	Emergent BioSolutions, Inc. (a) (b)	3.88%	08/15/28	467,817
343,000	Horizon Therapeutics USA, Inc. (a) (b)	5.50%	08/01/27	329,145
				796,962
	Research & Consulting Services – 0.8%
6,126,000	CoreLogic, Inc. (a) (b)	4.50%	05/01/28	4,833,138
	Restaurants – 0.8%
5,088,000	IRB Holding Corp. (a) (b)	7.00%	06/15/25	5,117,485
	Security & Alarm Services – 0.3%
2,000,000	Brink’s (The) Co. (a) (b)	4.63%	10/15/27	1,802,710
	Specialized Consumer Services – 1.2%
2,794,000	Aramark Services, Inc. (a) (b)	6.38%	05/01/25	2,773,073
4,932,000	Aramark Services, Inc. (a) (b)	5.00%	02/01/28	4,544,616
				7,317,689
	Specialized Finance – 0.1%
724,000	Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer (a) (b)	4.88%	05/15/29	637,824
	Specialty Chemicals – 0.9%
5,705,000	Avantor Funding, Inc. (a) (b)	4.63%	07/15/28	5,198,967
	Specialty Stores – 0.0%
150,000	PetSmart, Inc./PetSmart Finance Corp. (a) (b)	4.75%	02/15/28	133,941
	Systems Software – 3.2%
2,724,000	Boxer Parent Co., Inc. (a) (b)	9.13%	03/01/26	2,617,168
16,882,000	SS&C Technologies, Inc. (a) (b)	5.50%	09/30/27	15,978,119
652,000	VMware, Inc. (b)	1.00%	08/15/24	611,427
				19,206,714
	Trading Companies & Distributors – 0.7%
1,035,000	SRS Distribution, Inc. (a) (b)	6.13%	07/01/29	860,013
3,884,000	SRS Distribution, Inc. (a) (b)	6.00%	12/01/29	3,168,091
				4,028,104

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Trucking – 0.4%
$2,889,000	Hertz (The) Corp. (a) (b)	4.63%	12/01/26	$2,463,147
	Total Corporate Bonds and Notes			505,587,340
	(Cost $564,976,873)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 30.8%
	Aerospace & Defense – 0.4%
2,737,729	Peraton Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	6.27%	02/01/28	2,655,597
	Application Software – 15.5%
3,500,000	Epicor Software Corp., Second Lien Term Loan, 1 Mo. LIBOR + 7.75%, 1.00% Floor (b)	10.27%	07/30/28	3,481,030
8,720,286	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor (b)	6.25%	10/01/27	8,507,772
9,000,000	Go Daddy Operating Company, LLC, Term Loan B2, 1 Mo. LIBOR + 1.75%, 0.00% Floor (b)	4.27%	02/15/24	8,903,610
10,638,139	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor (b)	6.52%	12/01/27	10,440,588
2,981,588	Hyland Software, Inc., 2nd Lien Term Loan, 1 Mo. LIBOR + 6.25%, 0.75% Floor (b)	8.77%	07/10/25	2,929,411
8,917,326	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor (b)	6.02%	07/01/24	8,793,108
10,899,339	Internet Brands, Inc. (WebMD/MH Sub I, LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor (b)	6.27%	09/15/24	10,617,808
9,551,587	Internet Brands, Inc. (WebMD/MH Sub I, LLC), 2nd Lien Term Loan, 1 Mo. LIBOR + 6.25%, 0.00% Floor (b)	8.71%	02/23/29	9,140,869
6,532,070	Internet Brands, Inc. (WebMD/MH Sub I, LLC), Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor (b)	6.27%	09/13/24	6,361,322
451,412	ION Trading Technologies Limited, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor (b)	7.00%	04/01/28	438,244
5,872,924	LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor (b)	7.12%	08/31/27	4,557,389
1,936,649	Micro Focus International (MA Financeco, LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor (b)	5.92%	06/05/25	1,908,820
3,538,182	RealPage, Inc., Second Lien Term Loan, 1 Mo. LIBOR + 6.50%, 0.75% Floor (b)	9.02%	04/22/29	3,436,459
14,253,243	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor (b)	5.27%	02/05/24	14,003,812
				93,520,242
	Cable & Satellite – 0.2%
1,562,258	Cablevision (aka CSC Holdings, LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor (b)	4.64%	07/17/25	1,510,516
	Education Services – 0.0%
142,291	Ascensus Holdings, Inc. (Mercury), Second Lien Term Loan, 3 Mo. LIBOR + 6.50%, 0.50% Floor	8.81%	08/02/29	130,019
	Electronic Equipment & Instruments – 0.5%
2,959,777	Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor (b)	7.00%	08/20/25	2,726,694

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Facilities – 0.1%
$403,000	Select Medical Corporation, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor (b)	5.03%	03/06/25	$393,554
	Health Care Services – 0.8%
295,405	Envision Healthcare Corporation, First Out Facility, 3 Mo. SOFR + 7.88%, 1.00% Floor (b)	10.53%	03/31/27	282,112
1,751,580	Envision Healthcare Corporation, Second Out Facility, 3 Mo. SOFR + 4.25%, 1.00% Floor (b)	6.83%	03/31/27	875,790
823,101	Envision Healthcare Corporation, Third Out Facility, 3 Mo. SOFR + 3.75%, 1.00% Floor	6.33%	03/31/27	201,660
486,086	SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.75% Floor (b)	7.27%	02/28/28	427,756
977,982	Sevita (National Mentor Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	6.28%	03/01/28	826,395
1,213,914	Sevita (National Mentor Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor (b)	6.01%	03/01/28	1,025,757
69,714	Sevita (National Mentor Holdings, Inc.), Term Loan C, 3 Mo. LIBOR + 3.75%, 0.75% Floor	6.01%	03/01/28	58,908
1,294,290	Surgery Centers Holdings, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	6.14%	08/31/26	1,254,076
				4,952,454
	Health Care Technology – 4.3%
6,179,305	Change Healthcare Holdings, LLC, Closing Date Term Loan, 1 Mo. LIBOR + 2.50%, 1.00% Floor (b)	5.02%	03/01/24	6,135,556
3,331,382	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor (b)	6.77%	12/16/25	3,159,616
2,036,804	Press Ganey (Azalea TopCo, Inc.), 2021 Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	6.27%	07/25/26	1,942,602
14,921,438	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor (b)	6.52%	08/27/25	14,794,009
				26,031,783
	Insurance Brokers – 2.2%
9,469,119	HUB International Limited, New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor (b)	5.78%-5.98%	04/25/25	9,314,299
4,000,000	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor (b)	5.25%	05/15/24	3,949,160
				13,263,459
	Integrated Telecommunication Services – 0.3%
1,309,511	Frontier Communications Corp., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor (b)	6.06%	10/08/27	1,265,970
456,613	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor (b)	6.91%	08/14/26	441,544
				1,707,514
	Movies & Entertainment – 1.2%
5,879,397	Cineworld Group PLC (Crown), Incremental Term Loan B, 6 Mo. LIBOR + 2.75%, 1.00% Floor (b)	4.25%	09/30/26	3,698,670
668,911	Cineworld Group PLC (Crown), New Priority Term Loan, 3 Mo. LIBOR + 8.25%, 1.00% Floor	10.08%	05/23/24	708,210
1,311,202	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (b) (e)	15.25%	05/23/24	1,507,266

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Movies & Entertainment (Continued)
$2,005,299	Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR + 2.50%, 1.00% Floor (b)	4.00%	02/28/25	$1,283,732
				7,197,878
	Pharmaceuticals – 0.5%
207,551	Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%, 1.00% Floor (b) (f)	9.78%	09/30/25	198,558
2,709,750	Nestle Skin Health (Sunshine Lux VII S.A.R.L./Galderma), 2021 Term Loan B-3, 3 Mo. LIBOR + 3.75%, 0.75% Floor (b)	6.00%	10/02/26	2,606,454
				2,805,012
	Restaurants – 1.3%
7,863,597	Portillo’s Holdings, LLC, Term Loan B-3, 1 Mo. LIBOR + 5.50%, 1.00% Floor (b)	8.02%	08/30/24	7,762,000
	Specialized Consumer Services – 1.0%
6,925,456	Asurion, LLC, Second Lien Term Loan B-3, 1 Mo. LIBOR + 5.25%, 0.00% Floor (b)	7.77%	01/31/28	5,921,265
	Specialized Finance – 0.4%
1,028,338	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor (b)	6.52%	01/08/27	1,002,630
1,704,855	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor (b)	6.25%	01/08/27	1,662,233
				2,664,863
	Specialty Stores – 0.2%
527,638	Bass Pro Group, LLC (Great Outdoors Group, LLC), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	6.27%	03/05/28	509,699
912,413	PetSmart, Inc., Initial Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	6.27%	02/12/28	889,602
				1,399,301
	Systems Software – 1.9%
5,807,561	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor (b)	7.75%	09/19/25	5,739,787
1,834,010	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor (b)	6.27%	10/02/25	1,766,463
4,251,275	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor (b)	6.87%	06/13/24	3,969,118
				11,475,368
	Total Senior Floating-Rate Loan Interests			186,117,519
	(Cost $192,400,052)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 8.0%
	Application Software – 0.6%
1,721,000	ION Trading Technologies S.A.R.L. (a) (b)	5.75%	05/15/28	1,471,455
2,091,000	Open Text Corp. (a) (b)	3.88%	02/15/28	1,786,268
302,000	Open Text Corp. (a) (b)	3.88%	12/01/29	244,144
				3,501,867
	Building Products – 1.5%
8,119,000	Cemex S.A.B. de C.V. (a)	7.38%	06/05/27	8,220,893

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Building Products (Continued)
$973,000	Cemex S.A.B. de C.V. (a)	5.45%	11/19/29	$901,285
				9,122,178
	Data Processing & Outsourced Services – 0.7%
5,748,000	Paysafe Finance PLC/Paysafe Holdings US Corp. (a) (b)	4.00%	06/15/29	4,304,361
	Environmental & Facilities Services – 0.8%
473,000	GFL Environmental, Inc. (a) (b)	3.75%	08/01/25	447,512
3,000,000	GFL Environmental, Inc. (a) (b)	5.13%	12/15/26	2,905,632
1,300,000	GFL Environmental, Inc. (a) (b)	4.00%	08/01/28	1,100,801
716,000	GFL Environmental, Inc. (a) (b)	4.75%	06/15/29	622,376
				5,076,321
	Integrated Telecommunication Services – 1.5%
2,511,000	Altice France S.A. (a) (b)	5.50%	01/15/28	2,047,444
1,000,000	Altice France S.A. (a) (b)	5.13%	01/15/29	777,988
4,590,000	Altice France S.A. (a) (b)	5.13%	07/15/29	3,492,577
3,069,000	Altice France S.A. (a) (b)	5.50%	10/15/29	2,427,380
				8,745,389
	Life Sciences Tools & Services – 0.1%
946,000	Grifols Escrow Issuer S.A. (a)	4.75%	10/15/28	789,792
	Pharmaceuticals – 0.0%
81,000	Cheplapharm Arzneimittel GmbH (a) (b)	5.50%	01/15/28	69,621
	Restaurants – 1.7%
1,565,000	1011778 BC ULC/New Red Finance, Inc. (a) (b)	4.38%	01/15/28	1,401,635
10,902,000	1011778 BC ULC/New Red Finance, Inc. (a) (b)	4.00%	10/15/30	8,928,793
				10,330,428
	Specialized Finance – 0.1%
290,000	Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC (a) (b)	6.00%	06/15/27	284,594
	Trading Companies & Distributors – 1.0%
2,721,000	VistaJet Malta Finance PLC/XO Management Holding, Inc. (a) (b)	7.88%	05/01/27	2,497,334
3,858,000	VistaJet Malta Finance PLC/XO Management Holding, Inc. (a) (b)	6.38%	02/01/30	3,324,631
				5,821,965
	Total Foreign Corporate Bonds and Notes			48,046,516
	(Cost $53,551,857)

Shares	Description	Value
COMMON STOCKS – 0.2%
	Pharmaceuticals – 0.2%
220,989	Akorn, Inc. (g) (h)	1,325,934
	(Cost $2,534,056)
WARRANTS – 0.0%
	Movies & Entertainment – 0.0%
367,144	Cineworld Group PLC (Crown), expiring 11/23/25 (h) (i)	63,977
	(Cost $0)

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 7.3%
43,860,648	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.06% (b) (j)	$43,860,648
	(Cost $43,860,648)
	Total Investments – 130.1%	785,001,934
	(Cost $857,323,486)
	Outstanding Loan – (29.3)%	(177,000,000)
	Net Other Assets and Liabilities – (0.8)%	(4,754,185)
	Net Assets – 100.0%	$603,247,749

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2022, securities noted as such amounted to $506,756,135 or 84.0% of net assets.
(b)	All or a portion of this security serves as collateral on the outstanding loan.
(c)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(d)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(e)	The issuer may pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the fiscal year-to-date period (June 1, 2022 through August 31, 2022), the Fund received a portion of the interest in cash and PIK interest with a principal value of $26,785 for Cineworld Group PLC (Crown).
(f)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (June 1, 2022 through August 31, 2022), this security paid all of its interest in cash.
(g)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).
(h)	Non-income producing security.
(i)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)	Rate shown reflects yield as of August 31, 2022.

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of August 31, 2022 is as follows:
	Total Value at 8/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$ 505,587,340	$ —	$ 505,587,340	$ —
Senior Floating-Rate Loan Interests*	186,117,519	—	186,117,519	—
Foreign Corporate Bonds and Notes*	48,046,516	—	48,046,516	—
Common Stocks*	1,325,934	—	1,325,934	—
Warrants*	63,977	—	63,977	—
Money Market Funds	43,860,648	43,860,648	—	—
Total Investments	$ 785,001,934	$ 43,860,648	$ 741,141,286	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of August 31, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/2020	220,989	$6.00	$2,534,056	$1,325,934	0.22%